SHORT TERM AND LONG-TERM DEBT - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Loan covenant
Debt Instrument [Line Items]
Term	6 months
Face amount	$ 25
Loan covenant, percent	5.00%
Minimum
Debt Instrument [Line Items]
Book equity ratio	0.20
Maximum
Debt Instrument [Line Items]
Book equity ratio	1.0